Long-Term Debt and Other Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Carrying Values of Long-Term Debt and Other Borrowing Arrangements

The carrying values of our long-term debt and other borrowing arrangements were as follows:

	December 31,
	2015	2014
	(In thousands)
Revolving credit agreement due 2018	$50,000	$—
Variable rate term loan due 2020	243,965	246,375
Senior subordinated notes:
5.25% Senior subordinated notes due 2024	200,000	200,000
5.50% Senior subordinated notes due 2023	553,835	616,326
5.50% Senior subordinated notes due 2022	700,000	700,000
9.25% Senior subordinated notes due 2019	5,221	5,221

Total senior subordinated notes	1,459,056	1,521,547

Total gross debt and other borrowing arrangements	1,753,021	1,767,922
Less unamortized debt issuance costs	(25,239)	(28,468)

Total net debt and other borrowing arrangements	1,727,782	1,739,454
Less current maturities of Term Loan	(2,500)	(2,500)

Long-term debt	$1,725,282	$1,736,954

Schedule of Senior Subordinated Notes

the following redemption prices as a percentage of the face amount of the notes:

Senior Subordinated Notes due
2019		2022		2023		2024
Year	Percentage	Year	Percentage	Year	Percentage	Year	Percentage
2016	101.542%	2017	102.750%	2018	102.750%	2019	102.625%
2017 and thereafter	100.000%	2018	101.833%	2019	101.833%	2020	101.750%
		2019	100.917%	2020	100.917%	2021	100.875%
		2020 and thereafter	100.000%	2021 and thereafter	100.000%	2022 and thereafter	100.000%

Maturities on Outstanding Long-Term Debt and Other Borrowings

Maturities on outstanding long-term debt and other borrowings during each of the five years subsequent to December 31, 2015 are as follows (in thousands):

2016	$2,500
2017	2,500
2018	52,500
2019	7,721
2020	233,965
Thereafter	1,453,835

$1,753,021